Transactions With Related Parties	6 Months Ended
Jun. 30, 2021
Disclosure of Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 8:	TRANSACTIONS WITH RELATED PARTIES

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Six months ended 30,		Year ended December 31,
	2021	2020	2020
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	122	159	276
Pension, post retirement and other benefits	-	2	2
Share-based payments	23	12	51

	145	173	329

Number of persons	8	8	8

InterCure Ltd:

The Company’s investment in the shares of InterCure Ltd is presented as Marketable securities (See note 6 for additional information).

The Company subleases an office from Canndoc Ltd, which is a subsidiary of InterCure Ltd. During the six months ended June. 2021 approximately $7 thousands were paid to Canndoc Ltd for the rent (during the year 2020 approximately $20 thousands).

As of June 30,2021, June 30,2020 and December 31, 2020, the Company’s share in the shares of InterCure Ltd was 1.11%, 1.94% and 1.76%, respectively.